Schedule of Financial Liabilities at Fair Value (Details) (USD $)	3 Months Ended
Feb. 28, 2014
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 1	$ 738,180
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 2	738,180
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 3	1,157,954
Fair Value Presentation Schedule Of Financial Liabilities At Fair Value 4	$ 1,157,954